                             EXCELSIOR FUNDS, INC.

                              Blended Equity Fund
                             Income and Growth Fund
                          Value and Restructuring Fund
                                 Small Cap Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 1997



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds (individually, a "Fund" and collectively, the "Funds") of Excelsior Funds, Inc. ("Excelsior Fund") dated August 1, 1997 (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus. No investment in shares of the Funds described herein (collectively, the "Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing Excelsior Fund c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.
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                               TABLE OF CONTENTS
                               -----------------


                                                        Page
                                                        ----


INVESTMENT OBJECTIVES AND POLICIES...................    1

  Other Investment Considerations -
    Blended Equity, Value and Restructuring and
    Small Cap Funds..................................    1
  Other Investment Considerations -
    Income and Growth Fund...........................    3
  Additional Information on Portfolio Instruments....    4
  Additional Investment Limitations..................   12

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.......   15

INVESTOR PROGRAMS....................................   16

  Systematic Withdrawal Plan.........................   16
  Exchange Privilege.................................   17
  Other Investor Programs............................   18

DESCRIPTION OF CAPITAL STOCK.........................   18

MANAGEMENT OF THE FUNDS..............................   20

  Directors and Officers.............................   20
  Investment Advisory and Administration Agreements..   25
  Shareholder Organizations..........................   27
  Expenses...........................................   28
  Custodian and Transfer Agent.......................   28

PORTFOLIO TRANSACTIONS...............................   30

INDEPENDENT AUDITORS.................................   32

COUNSEL..............................................   32

ADDITIONAL INFORMATION CONCERNING TAXES..............   32

PERFORMANCE INFORMATION..............................   35

MISCELLANEOUS........................................   37

FINANCIAL STATEMENTS.................................   38

APPENDIX                                               A-1

                                      -i-
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                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------


          The investment objective of the Blended Equity (prior to August 1, 1997, the "Equity"), Value and Restructuring (prior to August 1, 1997, the "Business and Industrial Restructuring") and Small Cap (prior to August 1, 1997, the "Early Life Cycle") Funds is to seek long-term capital appreciation. The investment objective of the Income and Growth Fund is to seek to provide moderate current income and to attempt to achieve capital appreciation. Under normal market and economic conditions, each Fund invests a significant portion of its assets in common stock, preferred stock and debt securities convertible into common stock. The following policies supplement the Funds' investment objectives and policies as set forth in the Prospectus.

Other Investment Considerations - Blended Equity, Value and Restructuring and
-----------------------------------------------------------------------------
Small Cap Funds
---------------

          The Blended Equity, Value and Restructuring and Small Cap Funds invest primarily in common stocks, but each Fund may also purchase both preferred stocks and securities convertible into common stock at the discretion of United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively, with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust"). While current income is secondary to the objective of long-term capital appreciation, Excelsior Fund expects that the broad and diversified strategies utilized by the Investment Adviser will result in somewhat more current income than would be generated if the Investment Adviser utilized a single strategy more narrowly focused on rapid growth of principal and involving exposure to higher levels of risk.

          The Investment Adviser's investment philosophy is to identify investment values available in the market at attractive prices. Investment value arises from the ability to generate earnings or from the ownership of assets or resources. Underlying earnings potential and asset values are frequently demonstrable but not recognized in the market prices of the securities representing their ownership. The Investment Adviser employs the following three different but closely interrelated portfolio strategies to focus and organize its search for investment values.

          1.   Problem/Opportunity Companies.  Important investment
               -----------------------------
opportunities often occur where companies develop solutions to large, complex, fundamental problems, such as declining industrial productivity; rising costs and declining sources of energy; the economic imbalances and value erosion caused by years of high inflation and interest rates; the soaring
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costs and competing priorities of providing health care; and the accelerating interdependence and "shrinking size" of the world.

          Solutions or parts of solutions to large problems may be generated by established companies or comparatively new companies of all sizes through the development of new products, technologies or services, or through new applications of older ones.

          Investment in such companies represents a very wide range of investment potential, current income return rates, and exposure to fundamental and market risks. Income generated by each Fund's investments in these companies would be expected to be moderate, characterized by lesser rates than those of a fund whose sole objective is current income, and somewhat higher rates than those of a higher-risk growth fund.

          2.   Transaction Value Companies.  In the opinion of the Investment
               ---------------------------
Adviser, the stock market frequently values the aggregate ownership of a company at a substantially lower figure than its component assets would be worth if they were sold off separately over time. Such assets may include intangible assets such as product and market franchises, operating know-how, or distribution systems, as well as such tangible properties as oil reserves, timber, real estate, or production facilities. Investment opportunities in these companies are determined by the magnitude of difference between economic worth and current market price.

          Market undervaluations are very often corrected by purchase and sale, restructuring of the company, or market appreciation to recognize the actual worth. The recognition process may well occur over time, however, incurring a form of time-exposure risk. Success from investing in these companies is often great, but may well be achieved only after a waiting period of inactivity.

          Income derived from investing in undervalued companies is expected to be moderately greater than that derived from investments in either the Problem/Opportunity or Early Life Cycle companies.

          3.   Early Life Cycle Companies.  Investments in Early Life Cycle
               --------------------------
companies tend to be narrowly focused on an objective of higher rates of capital appreciation. They correspondingly will involve a significantly greater degree of risk and the reduction of current income to a negligible level. Such investments will not be limited to new, small companies engaged only in frontier technology, but will seek opportunities for maximum appreciation through the full spectrum of business operations, products, services, and asset values. Consequently, the Funds' investments in Early Life Cycle companies are primarily in younger, small- to medium- sized companies in the early stages of their development. Such companies are usually more flexible in trying new approaches to problem-solving and in making new or different employment of assets. Because of the high risk level involved, the ratio of success among such companies is lower than the average, but for those companies which succeed, the magnitude of investment reward is potentially higher.

Other Investment Considerations - Income and Growth Fund
--------------------------------------------------------

          The Income and Growth Fund is expected to have a greater portion of its assets invested in debt obligations under normal market conditions than the Blended Equity, Value and Restructuring and Small Cap Funds. Further, although the Investment Adviser will generally use the three strategies described above for the Blended Equity, Value and Restructuring and Small Cap Funds, the Income and Growth Fund will generally invest in those companies which are expected to generate the greater income. As a result, the Income and Growth Fund is likely to have a relatively small portion of its assets invested in Early Life Cycle companies.

          As stated in the Prospectus, the Income and Growth Fund may invest up to 10% of its assets in instruments such as liquidating trust receipts; certificates of beneficial ownership; limited partnership interests; creditor claims; loan participations; and warrants, options and other rights to purchase securities. Liquidating trust receipts, as well as certificates of beneficial interest, acquired by the Income and Growth Fund represent interests in trusts holding specific assets. In the case of a liquidating trust, such assets may include airplanes, ships and trucks that have been leased to third parties. Limited partnership interests acquired by the Fund may represent equitable interests in enterprises engaged in activities related to leasing of electronic, computer and other types of equipment. Normally, the profits and losses attributable to the foregoing types of instruments pass directly to the holders of the instruments and are not taxed at the trust or partnership level.

          Creditor claims (which may be in the form of notes or debentures) acquired by the Income and Growth Fund comprise debt obligations of companies being reorganized under bankruptcy or insolvency laws. Creditor claims normally sell at a substantial discount from their face value, may be convertible into stock of the reorganized company, and have a high degree of potential risk and reward. Loan participations acquired by the Income and Growth Fund represent interests in either separate, privately negotiated loans that have been made by lending institutions to third parties or pools of privately negotiated loans maintained in the loan portfolios of lending institutions. Lending institutions may sell loan participations to the Income and Growth Fund and other institutional investors in order to achieve additional revenues and to reduce their exposure on the loans involved, as well as for other reasons. Loan participations are considered to be illiquid securities subject to the 10% limitation on investments in illiquid securities described in the Prospectus.

          The instruments described above may provide a higher than normal rate of return but may also entail greater risks. These risks include the absence of any secondary or other organized market for certain instruments that the Income and Growth Fund may acquire; the likelihood that the transfer of certain instruments will otherwise be restricted because they have not been registered under Federal or state securities laws; the probability that certain instruments will represent interests in a single asset or project and will be entirely dependent upon market and economic factors affecting such asset or project and upon the skill of project managers to produce value; the possibility of volatile changes in the value of an instrument because of changes in the value of the asset underlying the instrument; the possibility that certain instruments will be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the risk that the underlying portfolio company will fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"); the possibility that the Fund's loss with respect to an instrument may exceed the amount of its investment; and, with respect to creditor claims and other debt instruments, the quality of the credit extended. In addition, as discussed in the Prospectus, income from some of the instruments described above may be non-qualifying income for purposes of the Code and must be monitored by the Investment Adviser so that the amount of any such non-qualifying income does not exceed the amount permitted by the Code. The Investment Adviser will purchase such instruments only when it determines that the expected return justifies the attendant risks.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Options
          -------

          As stated in the Prospectus, the Income and Growth, Value and Restructuring and Small Cap Funds may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation. Such purchases would be in an amount not exceeding 5% of each such Fund's net assets. Purchase of options is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Income and Growth, Value and Restructuring and Small Cap Funds will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

          Also as stated in the Prospectus, each Fund may engage in writing covered call options and enter into closing purchase transactions with respect to such options. When any of the Funds writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Funds will write an option on a particular security only if the Investment Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Funds to make a closing purchase transaction in order to close out its position.

          When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Funds and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

          Futures Contracts and Related Options
          -------------------------------------

          The Value and Restructuring and Small Cap Funds may invest in futures contracts and options thereon. They may enter into interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Value and Restructuring and Small Cap Funds to hedge against exposure to fluctuations in exchange rates between the U.S.

dollar and other currencies arising from multinational transactions.

          Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

          Successful use of futures by the Value and Restructuring and Small Cap Funds is also subject to the Investment Adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by the Value and Restructuring and Small Cap Funds involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom such Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

            Options on Futures Contracts
            ----------------------------

          The Value and Restructuring and Small Cap Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

          When-Issued and Forward Transactions
          ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Forward Currency Transactions
          -----------------------------

          Each Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are similar to foreign currency futures contracts; however, unlike futures contracts which are traded on recognized commodities exchange, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

          A Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Fund will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of a Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. A Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Funds engage in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a forward currency position generally by entering into an offsetting position.

          The transaction costs to the Funds of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Investment Adviser may be incorrect in its expectations as to currency fluctuations, and a Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

          At or before the maturity of a forward sale contract, a Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

          Real Estate Investment Trusts
          -----------------------------

          Each Fund may invest in equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in commercial real estate properties. Investments in REITs may subject a Fund to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trust. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Code, and to maintain exemption from the 1940 Act. As a shareholder in a REIT, a Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses a Fund bears directly in connection with its own operations.

          Securities Lending
          ------------------

          When a Fund lends its securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to lent securities pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectus, the Funds are subject to the investment limitations enumerated below. Fundamental investment limitations may be changed with respect to a Fund only by a vote of a majority of the holders of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus). However, investment limitations which are "operating policies" with respect to a Fund may be changed by Excelsior Fund's Board of Directors upon reasonable notice to investors.

          The following investment limitations are fundamental with respect to each Fund. Each Fund may not:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          2. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and

          3. Issue any senior securities, except insofar as any borrowing in accordance with a Fund's investment limitation contained in the Prospectus might be considered to be the issuance of a senior security.

          The following investment limitations are fundamental with respect to the Blended Equity and Income and Growth Funds, but are operating policies with respect to the Value and Restructuring and Small Cap Funds. No Fund may:

          4. Purchase securities on margin, make short sales of securities, or maintain a short position;

          5. Invest in companies for the purpose of exercising management or control; and

          6. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

          The following investment limitations are fundamental with respect to the Blended Equity and Income and Growth Funds. Neither the Blended Equity nor the Income and Growth Funds may:

          7. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that each Fund may write covered call options with respect to its portfolio securities that are traded on a national securities exchange, and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such option, the aggregate value of the securities subject to the options written by the Fund involved does not exceed 25% of the value of its total assets; and provided that the Income and Growth Fund may purchase options and other rights in accordance with its investment objective and policies;

          8. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years; and

          9. Purchase or sell commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that this shall not prohibit either Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities or the Income and

Growth Fund from investing in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with its investment objectives and policies.

          The following investment limitation is fundamental with respect to the Value and Restructuring and Small Cap Funds. The Value and Restructuring and Small Cap Funds may not:

          10. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit either Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities or from investing in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with their investment objectives and policies, and (ii) each Fund may enter into futures contracts and futures options.

                         *    *     *

          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          In addition to the above investment limitations, Excelsior Fund currently intends to limit the Funds' investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of the net assets of the Fund involved. Included within that amount, but not to exceed 2% of the value of a Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For the purpose of this limitation, warrants acquired by a Fund in units or attached to securities will be deemed to be without value. The Funds also intend to refrain from entering into arbitrage transactions.

          Each of the Blended Equity and Income and Growth Funds may not purchase or sell commodities except as provided in Investment Limitation No. 9 above.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's securities will not constitute a violation of such limitation.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase order is received by Excelsior Fund's sub-transfer agent.

          Prior to February 14, 1997, Shares of the Funds were offered for sale with a maximum sales charge of 4.50%. For the fiscal years ended March 31, 1997, 1996 and 1995, total sales charges paid by shareholders of the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds were $3,806, $2,725 and $7,492; $1,241, $1,223 and $1,713; $8,716, $3,970 and $779;
and $698, $961 and $1,107, respectively. The Distributor retained none of the foregoing sales charges with respect to the Funds for the fiscal year ended March 31, 1997 and for the period August 1, 1995 through March 31, 1996. UST Distributors, Inc., Excelsior Fund's former distributor, retained $473 and $7,092 with respect to the Blended Equity Fund; $298 and $1,703 with respect to the Income and Growth Fund; $42 and $779 with respect to the Value and Restructuring Fund; and $0 and $1,107 with respect to the Small Cap Fund for the period April 1, 1995 through July 31, 1995 and for the fiscal year ended March 31, 1995, respectively. The balance was paid to selling dealers.

          Excelsior Fund may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC"); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Excelsior Fund reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by Excelsior Fund and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under limited circumstances, Excelsior Fund may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or
                                              ---------
statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of any Fund acquiring such securities; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.


                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for shares of any other portfolio of Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and, collectively with Excelsior Fund, the "Companies") or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and was able to reduce the sales load previously applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectus, Shares of the Funds may be purchased in connection with the Automatic Investment Program and certain Retirement Programs. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such programs directly from their Shareholder Organizations.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of capital stock, and to classify or reclassify any unissued shares of Excelsior Fund into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectus describes the classes of shares into which Excelsior Fund's authorized capital is currently classified.

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of any series of that Fund are entitled to receive the assets available for distribution belonging to that Fund and allocable to such series and a proportionate distribution, based upon the relative asset values of Excelsior Fund's portfolios, of any general assets of Excelsior Fund not belonging to any particular portfolio of Excelsior Fund which are available for distribution. In the event of a liquidation or dissolution of Excelsior Fund, its shareholders will be entitled to the same distribution process.

          Shareholders of Excelsior Fund are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of Excelsior Fund's shares may elect all of Excelsior Fund's directors, regardless of votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Excelsior Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of Excelsior Fund voting without regard to class.

          Excelsior Fund's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of Excelsior Fund, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at their net asset value or converted into shares of another class of Excelsior Fund's capital stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of Excelsior Fund's Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by Excelsior Fund's Charter, Excelsior Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of Excelsior Fund voting without regard to class.


                            MANAGEMENT OF THE FUNDS
                            -----------------------

Directors and Officers
----------------------

          The directors and executive officers of Excelsior Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                              Position                 Principal Occupation
                              with                     During Past 5 Years and
Name and Address              Excelsior Fund           Other Affiliations
------------------------  --------------------------  -----------------------------
Frederick S. Wonham/1/    Chairman of the             Retired; Director of
238 June Road             Board, President            Excelsior Fund and Excelsior
 Stamford, CT  06903      and Treasurer               Tax-Exempt Fund (since 1995);
Age: 66                                               Trustee of Excelsior Funds
                                                      and Excelsior Institutional Trust
                                                      (since 1995); Vice Chairman of U.S.
                                                      Trust Corporation and U.S. Trust New
                                                      York (from February 1990 until
                                                      September 1995); and Chairman, U.S.
                                                      Trust Connecticut (from March 1993 to
                                                      May 1997).

Donald L. Campbell        Director                    Retired; Director of
333 East 69th Street                                  Excelsior Fund and Excelsior Apt. 10-H
Tax-Exempt Fund (since                                Director of UST Master
 1984);                                               Variable Series, Inc.
New York, NY 10021                                    (from 1994 to June 1997); Trustee of
Age: 71                                               Excelsior Institutional Trust (since
                                                      1995); and Director, Royal Life
                                                      Insurance Co. of New York (since 1991).

Rodman L. Drake           Director                    Director, Excelsior Fund
485 Park Avenue                                       and Excelsior Tax-Exempt
New York, NY 10022                                    Fund (since 1996); Trustee,
Age: 54                                               Excelsior Institutional
                                                      Trust and Excelsior Funds

/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                          Position                    Principal Occupation
                          with                        During Past 5 Years and
Name and Address          Excelsior Fund              Other Affiliations
-----------------         ---------------             -----------------------------
                                                      (since 1994); Director, Parsons
                                                      Brinkerhoff Energy Services Inc. (since
                                                      1996); Director, Parsons Brinkerhoff,
                                                      Inc. (engineering firm) (since 1995);
                                                      President, Mandrake Group (investment
                                                      and consulting firm) (since 1994);
                                                      Director, Hyperion Total Return Fund,
                                                      Inc. and four other funds for which
                                                      Hyperion Capital Management, Inc.
                                                      serves as investment adviser (since
                                                      1991); Co-Chairman, KMR Power
                                                      Corporation (power plants) (from 1993
                                                      to 1996); Director, The Latin American
                                                      Growth Fund (since 1993); Member of
                                                      Advisory Board, Argentina Private
                                                      Equity Fund L.P. (from 1992 to 1996)
                                                      and Garantia L.P. (Brazil) (from 1993
                                                      to 1996); and Director, Mueller
                                                      Industries, Inc. (from 1992 to 1994).

Joseph H. Dugan            Director                   Retired; Director of
913 Franklin Lakes Road                               Excelsior Fund and
Franklin Lakes, NJ  07417                             Excelsior
(since 1984);                                         Tax-Exempt Fund
Age: 72                                               Director of UST Master
                                                      Variable Series, Inc.
                                                      (from 1994 to June 1997); and Trustee
                                                      of Excelsior Institutional Trust (since
                                                      1995).

Wolfe J. Frankl            Director                   Retired; Director of
2320 Cumberland Road                                  Excelsior Fund and Excelsior
Charlottesville, VA  22901                            Tax-Exempt Fund
(since 1986);                                         Director of UST Master
Age: 76                                               Variable Series, Inc. (from 1994 to
                                                      June 1997); Trustee of Excelsior
                                                      Institutional Trust (since 1995);
                                                      Director, Deutsche Bank Financial, Inc.
                                                      (since 1989); Director, The Harbus
                                                      Corporation (since 1951); and Trustee,
                                                      HSBC Funds Trust and HSBC Mutual Funds
                                                      Trust (since 1988).

W. Wallace McDowell, Jr.   Director                   Director, Excelsior
Fund                                                  and Excelsior Tax-Exempt
c/o Prospect Capital                                  Fund (since 1996); Trustee,
   Corp.                                              Excelsior Institutional Trust
43 Arch Street                                        and Excelsior Funds
Greenwich, CT  06830                                  (since 1994); Private Investor
Age: 60                                               (since  1994); Managing Director,
                                                      Morgan Lewis Githens & Ahn (from 1991
                                                      to 1994); and Director, U.S.


                              Position                 Principal Occupation
                              with                     During Past 5 Years and
Name and Address              Excelsior Fund           Other Affiliations
------------------------  --------------------------  -----------------------------

                                                      Homecare Corporation (since 1992),
                                                      Grossmans, Inc. (from 1993 to 1996),
                                                      Children's Discovery Centers (since
                                                      1984), ITI Technologies, Inc. (since
                                                      1992) and Jack Morton Productions
                                                      (since 1987).

Jonathan Piel              Director                   Director, Excelsior Fund and
558 E. 87th Street                                    Excelsior Tax-Exempt Fund
New York, NY  10128                                   (since 1996); Trustee, Excelsior
Age: 58                                               Institutional Trust and
                                                      Excelsior Funds (since 1994);

                                                      Vice President and Editor, Scientific
                                                      American, Inc. (from 1986 to 1994);
                                                      Director, Group for The South Fork,
                                                      Bridgehampton, New York (since 1993);
                                                      and Member, Advisory Committee, Knight
                                                      Journalism Fellowships, Massachusetts
                                                      Institute of Technology (since 1984).

Robert A. Robinson         Director                   Director of Excelsior Fund
Church Pension Fund                                   and Excelsior Tax-Exempt Fund
800 Second Avenue                                     (since 1987); Director of UST
New York, NY  10017                                   Master Variable Series, Inc.
Age: 71                                              (from 1994 to June 1997); Trustee of
                                                     Excelsior Institutional Trust
                                                     (since 1995); President Emeritus, The
                                                     Church Pension Fund and its affiliated
                                                     companies (since 1966); Trustee, H.B.
                                                     and F.H. Bugher Foundation and Director
                                                     of its wholly owned subsidiaries --
                                                     Rosiclear Lead and Flourspar Mining Co.
                                                     and The Pigmy Corporation (since 1984);
                                                     Director, Morehouse Publishing Co.
                                                     (since 1974); Trustee, HSBC Funds Trust
                                                     and HSBC Mutual Funds Trust (since
                                                     1982); and Director, Infinity Funds,
                                                     Inc. (since 1995).

Alfred C. Tannachion/1/  Director                    Retired; Director of
6549 Pine Meadows Drive                              Excelsior Fund and
Spring Hill, FL  34606                               Excelsior Tax-Exempt Fund
Age: 71                                              (since 1985); Chairman
                                                     of the Board, President and Treasurer
                                                     of UST Master Variable Series, Inc.
                                                     (from 1994 to June 1997); and Trustee
                                                     of Excelsior Institutional Trust (since
                                                     1995).


----------------------
/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.



                              Position                 Principal Occupation
                              with                     During Past 5 Years and
Name and Address              Excelsior Fund           Other Affiliations
------------------------  --------------------------  -----------------------------

W. Bruce McConnel, III    Secretary                    Partner of the law firm of Drinker
Philadelphia National                                  Biddle & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age: 54

Gregory Sackos            Assistant                    Second Vice President, Senior
Chase Global Funds        Secretary                    Manager of Blue Sky Compliance
 Services Company                                      and Financial Reporting, Chase
73 Tremont Street                                      Global Funds Services Company
Boston, MA  02108-3913                                 (March 1997 to present); Second
Age: 32                                                Vice President, Senior Manager of Financial
                                                       Reporting, Chase Global
                                                       Funds Services Company (September 1996
                                                       to March 1997); and Assistant Vice
                                                       President, Assistant Manager of
                                                       Financial Reporting, Scudder, Stevens &
                                                       Clark Inc. (October 1992 to September
                                                       1996).

John M. Corcoran          Assistant                    Vice President, Director of
Chase Global Funds        Treasurer                    Administration Client Group,
  Services Company                                     Chase Global Funds Services
73 Tremont Street                                      Company (since July 1996);
Boston, MA  02108-3913                                 Second Vice President, Manager
Age: 32                                                of Administration, Chase Global Funds Services
                                                       Company (from October
                                                       1993 to July 1996); and Audit Manager,
                                                       Ernst & Young LLP (from August 1987 to
                                                       September 1993).

          Each director of Excelsior Fund receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to Excelsior Fund. The employees of Chase Global Funds Services Company do not receive any compensation from Excelsior Fund for acting as officers of Excelsior Fund. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of Excelsior Fund. As of July 14, 1997, the directors and officers of Excelsior Fund as a group owned beneficially less than 1% of the outstanding shares of each fund of Excelsior Fund, and less than 1% of the outstanding shares of all funds of Excelsior Fund in the aggregate.

          The following chart provides certain information about the fees received by Excelsior Fund's directors in the most recently completed fiscal year.

                                                  Pension or
                                                 Retirement        Total
                                                   Benefits    Compensation
                                                 Accrued as  from Excelsior Fund
                                     Aggregate     Part of        and Fund
           Name of             Compensation from    Fund        Complex* Paid
       Person/Position          Excelsior Fund    Expenses      to Directors
-----------------------------  -----------------  --------  -------------------
Donald L. Campbell                  $13,500         None           $31,750(4)**
Director

Rodman L. Drake***                  $ 3,750         None           $12,250(4)**
Director

Joseph H. Dugan                     $15,000         None           $35,000(4)**
Director

Wolfe J. Frankl                     $15,000         None           $35,000(4)**
Director

W. Wallace McDowell, Jr.***         $ 2,250         None           $ 9,250(4)**
Director

Jonathan Piel***                    $ 3,750         None           $12,500(4)**
Director

Robert A. Robinson                  $15,000         None           $35,000(4)**
Director

Alfred C. Tannachion****            $20,000         None           $45,000(4)**
Director

Frederick S. Wonham****             $15,000         None           $35,000(4)**
Chairman of the Board,
President and Treasurer

---------------------------

/*/ The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, UST Master Variable Series, Inc., Excelsior Funds and Excelsior Institutional Trust.

/**/ Number of investment companies in the Fund Complex for which director served as director or trustee.

/***/ Messrs. Drake, McDowell and Piel were elected to the Board of Excelsior Fund and Excelsior Tax-Exempt Fund on December 9, 1996.

/****/ Mr. Tannachion served as Excelsior Fund's Chairman of the Board, President and Treasurer until February 13, 1997. On that date, Mr. Wonham was elected to serve as Excelsior Fund's Chairman of the Board, President and Treasurer.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Funds. In the Investment Advisory Agreements, the Investment Adviser has agreed to provide the services described in the Prospectus. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, purchased for the Funds.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Investment Advisory Agreements currently in effect for the Funds.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid U.S. Trust New York advisory fees of $880,638, $726,295, $120,783 and $194,501 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $26,987, $24,620, $18,380 and $26,625 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

          For the fiscal year ended March 31, 1996, Excelsior Fund paid U.S. Trust New York advisory fees of $1,111,127, $785,037, $273,025, and $336,194 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, U.S. Trust New York waived fees totalling $106,377, $69,637, $21,119 and $57,942 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid U.S. Trust New York advisory fees of $1,954,607, $876,995, $552,746 and $408,027 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $132,737, $105,756, $41,509 and $61,885 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

          The Investment Advisory Agreements provide that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except that the Investment Adviser shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreements to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Connecticut (the "Administrators") serve as the Funds' administrators. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administration agreement substantially similar to the Administration Agreement currently in effect for the Funds. Prior to August 1, 1995, administrative services were provided to the Funds by CGFSC and Concord Holding Corporation (collectively, the "former administrators") under an administration agreement having substantially the same terms as the Administration Agreement currently in effect.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid the former administrators $186,366, $154,582, $35,765 and $56,809 in the aggregate with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, the former administrators waived administration fees totalling $5,985 with respect to the Value and Restructuring Fund.

          For the period April 1, 1995 through July 31, 1995, Excelsior Fund paid the former administrators $72,709, $53,296, $18,319 and $27,350 in the aggregate with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, the former administrators waived administration fees totalling $1,640, $575, $34 and $75 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

          For the period August 1, 1995 through March 31, 1996, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $171,595, $120,732, $57,370 and $74,016 in the aggregate with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived administration fees totalling $4,809, $1,416, $19 and $40 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $422,505, $200,249, $152,248 and $120,363 in the aggregate with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. For the same period, CGFSC, Federated Administration Services and U.S. Trust New York waived administration fees totalling $5,344, $1,132, $108 and $87 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

Shareholder Organizations
-------------------------

          As stated in the Prospectus, Excelsior Fund has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment of not more than the annual rate of .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Shares;
(b) assisting in processing purchase, exchange and redemption transactions; (c) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (d) providing tax and dividend information to shareholders as appropriate; (e) transmitting proxy statements, annual reports, updated prospectuses and other communications from Excelsior Fund to Customers; and (f) providing or arranging for the provision of other related services.

          Excelsior Fund's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by Excelsior Fund. Pursuant to the Plan, Excelsior Fund's Board of Directors will review, at least quarterly, a written report of the amounts expended under Excelsior Fund's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of Excelsior Fund's directors, including a majority of the directors who are not "interested persons" of

Excelsior Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to Excelsior Fund's arrangements with Shareholder Organizations must be approved by a majority of Excelsior Fund's Board of Directors (including a majority of the Disinterested Directors). So long as Excelsior Fund's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of Excelsior Fund's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of Excelsior Fund will be committed to the discretion of such Disinterested Directors.

          For the fiscal years ended March 31, 1997, 1996 and 1995, payments to Shareholder Organizations totalled $132,737, $112,827 and $26,987; $106,888, $71,628 and $24,620; $41,617, $21,172 and $5,189; and $61,972, $58,058 and
$17,091 with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively. Of these amounts, $118,778, $97,209 and $18,606; $103,262, $66,022 and $22,697; $41,514, $21,149 and $4,851;
and $61,952, $58,039 and $16,428 were paid to affiliates of U.S. Trust with respect to the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds, respectively.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include taxes; interest; fees (including fees paid to Excelsior Fund's directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.


Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Under the Custodian Agreement, Chase has agreed to (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to Excelsior Fund's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to Excelsior Fund's Board of Directors concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from Excelsior Fund for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.

                                 PORTFOLIO TRANSACTIONS
                                 ----------------------

          Subject to the general control of Excelsior Fund's Board of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of the Funds.

          The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Funds' portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable the Funds to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Funds' Prospectus for the Funds' portfolio turnover rates.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. For the fiscal years ended March 31, 1995, March 31, 1996 and March 31, 1997, the Blended Equity Fund paid brokerage commissions aggregating $123,112, $174,492 and $271,411, respectively, and the Income and Growth Fund paid brokerage commissions aggregating $89,218, $89,512 and $74,499, respectively.

          For the fiscal years ended March 31, 1995, March 31, 1996, and March 31, 1997, the Value and Restructuring and Small Cap Funds paid brokerage commissions aggregating $121,755, $152,269 and $271,334; and $73,534, $95,108
and $122,184, respectively.

          During the fiscal year ended March 31, 1997, the Value and Restructuring and Small Cap Funds paid brokerage commissions aggregating $13,069 and $7,047, respectively, to UST Securities, Inc., an affiliate of U.S. Trust. The percentage of total brokerage commissions paid by the Value and Restructuring Fund to UST Securities, Inc. during the fiscal year ended March 31, 1997 was 4.82%; and the percentage of the total amount of the Fund's brokerage transactions involving the payment of commissions that was effected through UST Securities, Inc. during that year was 5.76%. The percentage of total brokerage commissions paid by the Small Cap Fund to UST Securities, Inc. during the fiscal year ended March 31, 1997 was 5.77%; and the percentage of the total amount of the Fund's brokerage transactions involving the payment of commissions that was effected through UST Securities, Inc. during that year was 1.83%.

          Transactions in domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

          The Investment Advisory Agreements between Excelsior Fund and the Investment Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of Excelsior Fund, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreements authorize the Investment Adviser, to the extent permitted by law and subject to the review of Excelsior Fund's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Investment Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          To the extent that a Fund effects brokerage transactions with any broker-dealer affiliated directly or indirectly with U.S. Trust, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the shareholders of the Fund.

          Excelsior Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the close of the most recent fiscal year. As of March 31, 1997, the following Funds held the following securities of Excelsior Fund's regular brokers or dealers or their parents: (a) the Income & Growth Fund held the following security: 40,000 shares of common stock of Morgan Stanley Group, Inc.; (b) the Value and Restructuring Fund held the following security: 42,000 shares of common stock of Donaldson, Lufkin & Jenrette, Inc.; and (c) the Blended Equity Fund held the following security: 122,360 shares of Morgan Stanley Group, Inc.


                              INDEPENDENT AUDITORS
                              --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of Excelsior Fund. The Funds' Financial Highlights included in the Prospectus and the financial statements for the period ended March 31, 1997 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.


                                    COUNSEL
                                    -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of Excelsior Fund, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to Excelsior Fund and will pass upon the legality of the Shares offered by the Prospectus.


                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

          The following supplements the tax information contained in the Prospectus.

          Each Fund is treated as a separate corporate entity under the Code, and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, such Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on Municipal Securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          A Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Upon the sale or exchange of Shares, if the shareholder has not held such Shares for more than six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          A Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months (the "Short-Short Test"): (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to covered call options, if the call is exercised by the holder, the premium and the price received on exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. With respect to forward contracts, futures contracts, options on futures contracts, and other financial instruments subject to the "mark-to-market" rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months has elapsed between the date the contract, option or instrument was acquired and the termination date. Increases and decreases in the value of the forward contracts, futures contracts, options on futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the Short-Short Test is met.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

          As of the date of this Statement of Additional Information, new Federal tax legislation--the Taxpayer Relief Act of 1997 (the "TRA")--has been passed by the House of Representatives and the Senate, and is expected to be signed by the President. The TRA, if enacted as expected, will repeal the Short-Short Test (effective for each Fund's next fiscal year) and will change applicable rates and holding period rules for capital gains.

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations, the application of state and local taxes and changes in Federal tax rules under the TRA.


                            PERFORMANCE INFORMATION
                            -----------------------

          The Funds may advertise the "average annual total return" for their Shares. Such return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                           ERV  /1/to the nth power
                    T = [(-----) - 1]
                            P

      Where:   T =  average annual total return.

               ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

               P =  hypothetical initial payment of $1,000.

               n =  period covered by the computation, expressed in years.


     Each Fund may also advertise the "aggregate total return" for its Shares which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                            ERV
               Aggregate Total Return = [(------)] - 1
                                             P


          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the total returns for the Shares of the Blended Equity, Income and Growth, Value and Restructuring and Small Cap Funds for the one year period ended March 31, 1997 were 11.09%, 12.61%, 18.09% and -14.33%, respectively. The average annual total returns for the Shares of the Blended Equity and Income and Growth Funds for the five year period ended March 31, 1997 were 15.38% and 15.81%, respectively. The average annual total returns for the Shares of the Blended Equity and Income and Growth Funds for the ten year period ended March 31, 1997 were 11.45% and 10.63%, respectively. The average annual total returns for the Shares of the Value and Restructuring and Small Cap Funds for the period from December 31, 1992 (commencement of operations) to March 31, 1997 were 24.07% and 9.29%, respectively.

          The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The total return of Shares of a Fund may be compared to that of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal
                     ----- --------  ------  --------  --- ---- ------ -------
and The New York Times, or in publications of a local or regional nature, may
    --- --- ---- -----
also be used in comparing the performance of a Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including, without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected each Fund's performance.

          The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund Shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund Shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and Shares of a Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of Excelsior Fund not belonging to a particular portfolio of Excelsior Fund. In determining a Fund's net asset value, assets belonging to the Fund are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of Excelsior Fund which are normally allocated in proportion to the relative asset values of Excelsior

Fund's portfolios at the time of allocation. Subject to the provisions of Excelsior Fund's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

          As of July 14, 1997, U.S. Trust and its affiliates held of record substantially all of Excelsior Fund's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

          As of July 14, 1997, the name, address and percentage ownership of each person that beneficially owned 5% or more of the outstanding Shares of a Fund were as follows: (i) Blended Equity Fund: U.S. Trust Retirement Fund, c/o
                           -------------------
United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 17.41%; and (ii) Small Cap Fund: U.S. Trust Retirement Fund, c/o
                             --------------
United States Trust Company of New York, 114 West 47th Street, New York, New York, 10036, 16.98%.

                              FINANCIAL STATEMENTS
                              --------------------

          The audited financial statements and notes thereto in Excelsior Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1997 (the "1997 Annual Report") for the Funds are incorporated in this Statement of Additional Information by reference. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report for the Funds have been audited by Excelsior Fund's independent auditors, Ernst & Young LLP, whose reports thereon also appear in the 1997 Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1997 Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          "B" - Issues are regarded as having only a speculative capacity for timely payment.

          "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          "D" - Issues are in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers or related supporting institutions have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers or related supporting institutions have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuers or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a good capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                             EXCELSIOR FUNDS, INC.

                          Productivity Enhancers Fund
               Environmentally-Related Products and Services Fund
                             Aging of America Fund
                      Communication and Entertainment Fund
                            Global Competitors Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 1997



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds (individually, a "Fund" and collectively, the "Funds") of Excelsior Funds, Inc. ("Excelsior Fund") dated August 1, 1997 (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus. No investment in Shares of the Funds described herein (collectively, the "Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing Excelsior Fund c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------

                                                          Page
                                                          ----

INVESTMENT OBJECTIVES AND POLICIES......................     1
     Other Investment Considerations....................     1
     Additional Information on Portfolio Instruments....     3
     Additional Investment Limitations..................    11

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........    12

INVESTOR PROGRAMS.......................................    14
     Systematic Withdrawal Plan.........................    14
     Exchange Privilege.................................    15
     Other Investor Programs............................    16

DESCRIPTION OF CAPITAL STOCK............................    16

MANAGEMENT OF THE FUNDS.................................    18
     Directors and Officers.............................    18
     Investment Advisory and Administration Agreements..    23
     Shareholder Organizations..........................    25
     Expenses                                               26
     Custodian and Transfer Agent.......................    27

PORTFOLIO TRANSACTIONS..................................    28

INDEPENDENT AUDITORS....................................    30

COUNSEL.................................................    31

ADDITIONAL INFORMATION CONCERNING TAXES.................    31

PERFORMANCE INFORMATION.................................    33

MISCELLANEOUS...........................................    36

FINANCIAL STATEMENTS....................................    36

APPENDIX A..............................................   A-1

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------


          The investment objective of each Fund is to seek long-term capital appreciation. Under normal market and economic conditions, each Fund invests a significant portion of its assets in common stock, preferred stock and debt securities convertible into common stock. The following policies supplement the Funds' investment objectives and policies as set forth in the Prospectus.

Other Investment Considerations
-------------------------------

          The Funds invest primarily in common stocks, but they may also purchase both preferred stocks and securities convertible into common stock at the discretion of United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively, with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust"). While current income is secondary to the objective of long-term capital appreciation, Excelsior Fund expects that the broad and diversified strategies utilized by the Investment Adviser will result in somewhat more current income than would be generated if the Investment Adviser utilized a single strategy more narrowly focused on rapid growth of principal and involving exposure to higher levels of risk.

          The Investment Adviser's investment philosophy is to identify investment values available in the market at attractive prices. Investment value arises from the ability to generate earnings or from the ownership of assets or resources. Underlying earnings potential and asset values are frequently demonstrable but not recognized in the market prices of the securities representing their ownership. The Investment Adviser employs the following three different but closely interrelated portfolio strategies to focus and organize its search for investment values.

          1.   Problem/Opportunity Companies.  Important investment
               -----------------------------
opportunities often occur where companies develop solutions to large, complex, fundamental problems, such as declining industrial productivity; rising costs and declining sources of energy; the economic imbalances and value erosion caused by years of high inflation and interest rates; the soaring costs and competing priorities of providing health care; and the accelerating interdependence and "shrinking size" of the world.

          Solutions or parts of solutions to large problems may be generated by established companies or comparatively new companies of all sizes through the development of new products, technologies or services, or through new applications of older ones.

          Investment in such companies represents a very wide range of investment potential, current income return rates, and exposure to fundamental and market risks. Income generated by the Funds' investments in these companies would be expected to be moderate, characterized by lesser rates than those of a fund whose sole objective is current income, and somewhat higher rates than those of a higher-risk growth fund.

          2.   Transaction Value Companies.  In the opinion of the Investment
               ---------------------------
Adviser, the stock market frequently values the aggregate ownership of a company at a substantially lower figure than its component assets would be worth if they were sold off separately over time. Such assets may include intangible assets such as product and market franchises, operating know-how, or distribution systems, as well as such tangible properties as oil reserves, timber, real estate, or production facilities. Investment opportunities in these companies are determined by the magnitude of difference between economic worth and current market price.

          Market undervaluations are very often corrected by purchase and sale, restructuring of the company, or market appreciation to recognize the actual worth. The recognition process may well occur over time, however, incurring a form of time-exposure risk. Success from investing in these companies is often great, but may well be achieved only after a waiting period of inactivity.

          Income derived from investing in undervalued companies is expected to be moderately greater than that derived from investments in either the Problem/Opportunity or Early Life Cycle companies.

          3.   Early Life Cycle Companies.  Investments in Early Life Cycle
               --------------------------
companies tend to be narrowly focused on an objective of higher rates of capital appreciation. They correspondingly will involve a significantly greater degree of risk and the reduction of current income to a negligible level. Such investments will not be limited to new, small companies engaged only in frontier technology, but will seek opportunities for maximum appreciation through the full spectrum of business operations, products, services, and asset values. Consequently, the Funds' investments in Early Life Cycle companies are primarily in younger, small- to medium- sized companies in the early stages of their development. Such companies are usually more flexible in trying new approaches to problem-solving and in making new or different employment of assets. Because of the high risk level involved, the ratio of success among such companies is lower than the average, but for those companies which succeed, the magnitude of investment reward is potentially higher.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Options
          -------

          As stated in the Prospectus, the Funds may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation. Such purchases would be in an amount not exceeding 5% of each such Fund's net assets. Purchase of options is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Funds will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

          Also as stated in the Prospectus, each Fund may engage in writing covered call options and enter into closing purchase transactions with respect to such options. When any of the Funds writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Funds will write an option on a particular security only if the Investment Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Funds to make a closing purchase transaction in order to close out its position.

          When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Funds and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

          Futures Contracts and Related Options
          -------------------------------------

          The Funds may invest in futures contracts and options thereon. The Funds may enter into interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Funds to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

          Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

          Successful use of futures by the Funds is also subject to the Investment Adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by the Funds involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom such Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.


            Options on Futures Contracts
            ----------------------------

          The Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

          When-Issued and Forward Transactions
          ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Forward Currency Transactions
          -----------------------------

          Each Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are similar to foreign currency futures contracts; however, unlike futures contracts which are traded on recognized commodities exchange, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

          A Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Fund will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of a Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. A Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Funds engage in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a forward currency position generally by entering into an offsetting position.

          The transaction costs to the Funds of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Investment Adviser may be incorrect in its expectations as to currency fluctuations, and a Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

          At or before the maturity of a forward sale contract, a Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

          Real Estate Investment Trusts
          -----------------------------

          Each Fund may invest in equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in commercial real estate properties. Investments in REITs may subject a Fund to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trust. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the 1940 Act. As a shareholder in a REIT, a Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses a Fund bears directly in connection with its own operations.

          Securities Lending
          ------------------

          When a Fund lends its securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to lent securities pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

          Restricted Securities
          ---------------------

          The Productivity Enhancers Fund may invest in restricted securities (privately placed securities) and other securities without readily available market quotations. The Fund's investments in securities without readily available market quotations will not exceed 5% of its total assets at the time of purchase. Restricted securities may be sold only in private transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Where registration may be required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Certain transactions in restricted securities may qualify for the registration exemption provided in Rule 144A under the 1933 Act.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectus, the Funds are subject to the investment limitations enumerated below. Fundamental investment limitations may be changed with respect to a Fund only by a vote of a majority of the holders of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus). However, investment limitations which are "operating policies" with respect to a Fund may be changed by Excelsior Fund's Board of Directors upon reasonable notice to investors.

          The following investment limitations are fundamental with respect to each Fund. Each Fund may not:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          2. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and

          3. Issue any senior securities, except insofar as any borrowing in accordance with a Fund's investment limitation contained in the Prospectus might be considered to be the issuance of a senior security; and

          4. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit any Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities or from investing in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with its investment objectives and policies, and (ii) each Fund may enter into futures contracts and futures options.

          The following investment limitations are non-fundamental operating policies with respect to the Funds. No Fund may:

          5. Purchase securities on margin, make short sales of securities, or maintain a short position;

          6. Invest in companies for the purpose of exercising management or control; and

          7. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

                                 *    *     *

          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          In addition to the above investment limitations, Excelsior Fund currently intends to limit the Funds' investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of the net assets of the Fund involved. Included within that amount, but not to exceed 2% of the value of a Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. For the purpose of this limitation, warrants acquired by a Fund in units or attached to securities will be deemed to be without value. The Funds also intend to refrain from entering into arbitrage transactions.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's securities will not constitute a violation of such limitation.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase order is received by Excelsior Fund's sub-transfer agent.

          Prior to February 14, 1997, Shares of the Funds were offered for sale with a maximum sales charge of 4.50%. For the fiscal years ended March 31, 1997, 1996 and 1995, total sales charges paid by shareholders of the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds were $495, $347 and $143; $71, $325 and $0; $715, $1,662 and $357; $587, $1,728 and $438;
and $735, $405 and $353, respectively. The Distributor retained none of the foregoing sales charges with respect to the Funds for the fiscal year ended March 31, 1997 and for the period August 1, 1995 through March 31, 1996. UST Distributors, Inc., Excelsior Fund's former distributor, retained $0 and $143 with respect to the Productivity Enhancers Fund; $0 and $37 with respect to the Aging of America Fund; $74 and $438 with respect to the Communication and Entertainment Fund; and $0 and $353 with respect to the Global Competitors Fund for the period April 1, 1995 through July 31, 1995 and for the fiscal year ended March 31, 1995, respectively. The balance was paid to selling dealers.

          Excelsior Fund may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC") (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Excelsior Fund reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by Excelsior Fund and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under limited circumstances, Excelsior Fund may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or
                                              ---------
statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of any Fund acquiring such securities; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.


                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for shares of any other portfolio of Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and, collectively with Excelsior Fund, the "Companies") or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and was able to reduce the sales load previously applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectus, Shares of the Funds may be purchased in connection with the Automatic Investment Program and certain Retirement Programs. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such programs directly from their Shareholder Organizations.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of capital stock, and to classify or reclassify any unissued shares of Excelsior Fund into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectus describe the classes of shares into which Excelsior Fund's authorized capital is currently classified.

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of any series of that Fund are entitled to receive the assets available for distribution belonging to that Fund and allocable to such series and a proportionate distribution, based upon the relative asset values of Excelsior Fund's portfolios, of any general assets of Excelsior Fund not belonging to any particular portfolio of Excelsior Fund which are available for distribution. In the event of a liquidation or dissolution of Excelsior Fund, its shareholders will be entitled to the same distribution process.

          Shareholders of Excelsior Fund are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of Excelsior Fund's shares may elect all of Excelsior Fund's directors, regardless of votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Excelsior Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of Excelsior Fund voting without regard to class.

          Excelsior Fund's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of Excelsior Fund, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at their net asset value or converted into shares of another class of Excelsior Fund's capital stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of Excelsior Fund's Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by Excelsior Fund's Charter, Excelsior Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of Excelsior Fund voting without regard to class.

                                 MANAGEMENT OF THE FUNDS
                                 -----------------------

Directors and Officers
----------------------

          The directors and executive officers of Excelsior Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                          Position                    Principal Occupation
                          with                        During Past 5 Years and
Name and Address          Excelsior Fund              Other Affiliations
----------------          --------------              -----------------------

Frederick S. Wonham/1/    Chairman of the             Retired; Director of
238 June Road             Board, President            Excelsior Fund and Excelsior
 Stamford, CT  06903      and Treasurer               Tax-Exempt Fund (since 1995);
Age:  66                                              Trustee of Excelsior Funds
                                                      and Excelsior Institutional Trust
                                                      (since 1995); Vice Chairman of U.S.
                                                      Trust Corporation and U.S. Trust New
                                                      York (from February 1990 until
                                                      September 1995); and Chairman, U.S.
                                                      Trust Connecticut (from March 1993 to
                                                      May 1997).


Donald L. Campbell        Director                    Retired; Director of
333 East 69th Street                                  Excelsior Fund and Excelsior Apt. 10-H
New York, NY 10021                                    Tax-Exempt Fund (since 1984);
Age: 71                                               Director of UST Master
                                                      Variable Series, Inc.
                                                      (from 1994 to June 1997); Trustee of
                                                      Excelsior Institutional Trust (since
                                                      1995); and Director, Royal Life
                                                      Insurance Co. of New York (since 1991).

Rodman L. Drake           Director                    Director, Excelsior Fund
485 Park Avenue                                       and Excelsior Tax-Exempt
New York, NY 10022                                    Fund (since 1996); Trustee,
Age:  54                                              Excelsior Institutional Trust
                                                      and Excelsior Funds (since
                                                      1994); Director, Parsons
                                                      Brinkerhoff Energy Services
                                                      Inc. (since 1996); Director,
                                                      Parsons Brinkerhoff, Inc.
                                                      (engineering firm) (since
                                                      1996); President, Mandrake
                                                      Group (investment and
                                                      consulting firm) (since 1994);
                                                      Director, Hyperion Total
                                                      Return Fund, Inc. and four
                                                      other funds for which Hyperion
                                                      Capital Management, Inc.

----------
/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                          Position                    Principal Occupation
                          with                        During Past 5 Years and
Name and Address          Excelsior Fund              Other Affiliations
----------------          --------------              -----------------------
                                                      serves as investment adviser
                                                      (since 1991); Co-Chairman, KMR
                                                      Power Corporation (power
                                                      plants) (from 1993 to 1996);
                                                      Director, The Latin American
                                                      Growth Fund (since 1993);
                                                      Member of Advisory Board,
                                                      Argentina Private Equity Fund
                                                      L.P. (from 1992 to 1996) and
                                                      Garantia L.P. (Brazil) (from
                                                      1993 to 1996); and Director,
                                                      Mueller Industries, Inc. (from
                                                      1992 to 1994).

Joseph H. Dugan           Director                    Retired; Director of
913 Franklin Lakes Road                               Excelsior Fund and Excelsior
Franklin Lakes, NJ  07417                             Tax-Exempt Fund (since 1984);
Age: 72                                               Director of UST Master
                                                      Variable Series, Inc.
                                                      (from 1994 to June 1997); and Trustee
                                                      of Excelsior Institutional Trust (since
                                                      1995).

Wolfe J. Frankl           Director                    Retired; Director of
2320 Cumberland Road                                  Excelsior Fund and Excelsior
Charlottesville, VA  22901                            Tax-Exempt Fund (since 1986);
Age: 76                                               Director of UST Master
                                                      Variable Series, Inc. (from 1994 to
                                                      June 1997); Trustee of Excelsior
                                                      Institutional Trust (since 1995);
                                                      Director, Deutsche Bank Financial, Inc.
                                                      (since 1989); Director, The Harbus
                                                      Corporation (since 1951); and Trustee,
                                                      HSBC Funds Trust and HSBC Mutual Funds
                                                      Trust (since 1988).

W. Wallace McDowell, Jr.  Director                    Director, Excelsior Fund
c/o Prospect Capital                                  and Excelsior Tax-Exempt
   Corp.                                              Fund (since 1996); Trustee,
43 Arch Street                                        Excelsior Institutional Trust
Greenwich, CT  06830                                  and Excelsior Funds
Age:  60                                              (since 1994); Private Investor
                                                      (since  1994); Managing Director,
                                                      Morgan Lewis Githens & Ahn (from 1991
                                                      to 1994); and Director, U.S. Homecare
                                                      Corporation (since 1992), Grossmans,
                                                      Inc. (from 1993 to 1996), Children's
                                                      Discovery Centers (since 1984), ITI
                                                      Technologies, Inc. (since 1992) and
                                                      Jack Morton Productions (since 1987).

                       Position          Principal Occupation
                       with              During Past 5 Years and
Name and Address       Excelsior Fund    Other Affiliations
----------------       --------------    -----------------------

Jonathan Piel          Director          Director, Excelsior Fund and
558 E. 87th Street                       Excelsior Tax-Exempt Fund
New York, NY  10128                      (since 1996); Trustee, Excelsior
Age:  58                                 Institutional Trust and
                                         Excelsior Funds (since 1994);
                                         Vice President and Editor, Scientific
                                         American, Inc. (from 1986 to 1994);
                                         Director, Group for The South Fork,
                                         Bridgehampton, New York (since 1993);
                                         and Member, Advisory Committee, Knight
                                         Journalism Fellowships, Massachusetts
                                         Institute of Technology (since 1984).

Robert A. Robinson     Director          Director of Excelsior Fund
Church Pension Fund                      and Excelsior Tax-Exempt Fund
800 Second Avenue                        (since 1987); Director of UST
New York, NY  10017                      Master Variable Series, Inc.
Age: 71                                  (from 1994 to June 1997); Trustee of
                                         Excelsior Institutional Trust (since
                                         1995); President Emeritus, The Church
                                         Pension Fund and its affiliated
                                         companies (since 1966); Trustee, H.B.
                                         and F.H. Bugher Foundation and Director
                                         of its wholly owned subsidiaries --
                                         Rosiclear Lead and Flourspar Mining Co.
                                         and The Pigmy Corporation (since 1984);
                                         Director, Morehouse Publishing Co.
                                         (since 1974); Trustee, HSBC Funds Trust
                                         and HSBC Mutual Funds Trust (since
                                         1982); and Director, Infinity Funds,
                                         Inc. (since 1995).

Alfred C. Tannachion/1/  Director        Retired; Director of
6549 Pine Meadows Drive                  Excelsior Fund and
Spring Hill, FL  34606                   Excelsior Tax-Exempt Fund
Age: 71                                  (since 1985); Chairman
                                         of the Board, President and Treasurer
                                         of UST Master Variable Series, Inc.
                                         (from 1994 to June 1997); and Trustee
                                         of Excelsior Institutional Trust (since
                                         1995).

----------
/1/ This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                          Position          Principal Occupation
                          with              During Past 5 Years and
Name and Address          Excelsior Fund    Other Affiliations
----------------          --------------    -----------------------
W. Bruce McConnel, III    Secretary         Partner of the law firm of Drinker
Philadelphia National                       Biddle & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age: 54

Gregory Sackos            Assistant         Second Vice President, Senior
Chase Global Funds        Secretary         Manager of Blue Sky Compliance
 Services Company                           and Financial Reporting, Chase
73 Tremont Street                           Global Funds Reporting, Chase
Boston, MA  02108-3913                      Global Funds Services Company
Age: 32                                     Company (March 1997 to present);
                                            Second Vice President, Senior
                                            Manager of Financial Reporting, Chase
                                            Global Funds Services Company
                                            (September 1996 to March 1997); and
                                            Assistant Vice President, Assistant
                                            Manager of Financial Reporting,
                                            Scudder, Stevens & Clark Inc. (October
                                            1992 to September 1996).

John M. Corcoran       Assistant            Vice President, Director of
Chase Global Funds     Treasurer            Administration Client Group,
  Services Company                          Chase Global Funds Services
73 Tremont Street                           Company (since July 1996);
Boston, MA  02108-3913                      Second Vice President, Manager
Age: 32                                     of Administration, Chase Global Funds
                                            Services Company (from October
                                            1993 to July 1996); and Audit Manager,
                                            Ernst & Young LLP (from August 1987 to
                                            September 1993).

          Each director of Excelsior Fund receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to Excelsior Fund. The employees of Chase Global Funds Services Company do not receive any compensation from Excelsior Fund for acting as officers of Excelsior Fund. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of Excelsior Fund. As of July 14, 1997, the directors and officers of Excelsior Fund as a group owned beneficially less than 1% of the outstanding shares of each fund of Excelsior Fund, and less than 1% of the outstanding shares of all funds of Excelsior Fund in the aggregate.

          The following chart provides certain information about the fees received by Excelsior Fund's directors in the most recently completed fiscal year.

                                                  Pension or
                                                 Retirement          Total
                                                  Benefits       Compensation
                                                  Accrued as   from Excelsior Fund
                                  Aggregate       Part of          and Fund
           Name of             Compensation from    Fund         Complex* Paid
       Person/Position          Excelsior Fund    Expenses       to Directors
       ---------------         -----------------  --------  -----------------------

Donald L. Campbell                  $13,500         None           $31,750(4)**
Director

Rodman L. Drake***                  $ 3,750         None           $12,250(4)**
Director

Joseph H. Dugan                     $15,000         None           $35,000(4)**
Director

Wolfe J. Frankl                     $15,000         None           $35,000(4)**
Director

W. Wallace McDowell, Jr.***         $ 2,250         None           $ 9,250(4)**
Director

Jonathan Piel***                    $ 3,750         None           $12,500(4)**
Director

Robert A. Robinson                  $15,000         None           $35,000(4)**
Director

Alfred C. Tannachion****            $20,000         None           $45,000(4)**
Director

Frederick S. Wonham****             $15,000         None           $35,000(4)**
Chairman of the Board,
President and Treasurer

---------------------------

/*/ The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, UST Master Variable Series, Inc., Excelsior Funds and Excelsior Institutional Trust.

/**/ Number of investment companies in the Fund Complex for which director served as director or trustee.

/***/ Messrs. Drake, McDowell and Piel were elected to the Board of Excelsior Fund and Excelsior Tax-Exempt Fund on December 9, 1996.

/****/ Mr. Tannachion served as Excelsior Fund's Chairman of the Board, President and Treasurer until February 13, 1997. On that date, Mr. Wonham was elected to serve as Excelsior Fund's Chairman of the Board, President and Treasurer.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Funds. In the Investment Advisory Agreement, the Investment Adviser has agreed to provide the services described in the Prospectus. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, purchased for the Funds.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to an advisory agreement substantially similar to the Investment Advisory Agreement currently in effect for the Funds.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid U.S. Trust New York advisory fees of $79,570, $0, $68,122, $136,328, and $79,924 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $22,983, $26,278, $24,503, $17,130 and $15,637 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

          For the fiscal year ended March 31, 1996, Excelsior Fund paid U.S. Trust New York advisory fees of $147,036, $0, $185,180, $222,009 and $253,937 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $11,813, $25,855, $15,937, $18,360 and $16,714 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid U.S. Trust New York advisory fees of $129,207, $17,407, $260,468, $265,750 and
$467,445 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totalling $24,184, $23,451, $21,988, $24,461 and $36,378 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

          The Investment Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except that the Investment Adviser shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Manage ment Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Connecticut (the "Administrators") serve as the Funds' administrators. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administrative agreement substantially similar to the Administration Agreement currently in effect for the Funds. Prior to August 1, 1995, administrative services were provided to the Funds by CGFSC and Concord Holding Corporation (collectively, the "former administrators") under an administration agreement having substantially the same terms as the Administration Agreement currently in effect.

          For the fiscal year ended March 31, 1995, Excelsior Fund paid the former administrators $26,357, $5,451, $24,003, $39,403, and $24,816 in the
aggregate with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment, and Global Competitors Funds, respectively. For the same period, the former administrators waived administration fees totalling $15,393, $36,299, $17,747, $2,347 and $16,934 with respect to the

Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

          For the period April 1, 1995 through July 31, 1995, Excelsior Fund paid the former administrators $11,203, $6,000, $13,476, $16,964, and $16,756 in
the aggregate with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. For the same period, the former administrators waived administration fees totalling $10, $0, $13, $37, and $16 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

          For the period August 1, 1995 through March 31, 1996, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $29,686, $6,494, $38,285, $44,871 and $52,911 in the aggregate with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. For the same period, the Administrators waived administration fees totalling $9,101, $37,506, $13, $16 and $7 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $39,258, $12,255, $72,337, $74,244 and $129,073 in the aggregate with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. For the same period CGFSC, Federated Administrative Services and U.S. Trust New York waived administration fees totalling $7, $2, $43, $43 and $14 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

Shareholder Organizations
-------------------------

          As stated in the Prospectus, Excelsior Fund has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment of not more than the annual rate of .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Shares;
(b) assisting in processing
purchase, exchange and redemption transactions; (c) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (d) providing tax and dividend information to shareholders as appropriate; (e) transmitting proxy statements, annual reports, updated prospectuses and other communications from Excelsior Fund to customers; and (f) providing or arranging for the provision of other related services.

          Excelsior Fund's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by Excelsior Fund. Pursuant to the Plan, Excelsior Fund's Board of Directors will review, at least quarterly, a written report of the amounts expended under Excelsior Fund's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of Excelsior Fund's directors, including a majority of the directors who are not "interested persons" of Excelsior Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to Excelsior Fund's arrangements with Shareholder Organizations must be approved by a majority of Excelsior Fund's Board of Directors (including a majority of the Disinterested Directors). So long as Excelsior Fund's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of Excelsior Fund's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of Excelsior Fund will be committed to the discretion of such Disinterested Directors.

          For the fiscal years ended March 31, 1997, 1996 and 1995, payments to Shareholder Organizations totalled $13,268, $11,169 and $4,525; $3,484, $4,404 and $1,660; $21,988, $15,685 and $4,051; $24,461, $18,414 and $7,168; and
$36,378, $16,737 and $3,243 with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively. Of these amounts, $13,268, $11,169 and $4,446; $3,484, $4,403 and $1,626; $21,968, $15,685 and
$3,902; $24,409, $18,385 and $6,707; and $36,376, $16,737 and $3,163 were paid to affiliates of U.S. Trust with respect to the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds, respectively.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include taxes; interest; fees (including fees paid to Excelsior Fund's directors and officers who are not affiliated with the distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Under the Custodian Agreement, Chase has agreed to (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to Excelsior Fund's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to Excelsior Fund's Board of Directors concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from Excelsior Fund for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

          Subject to the general control of Excelsior Fund's Board of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of the Funds.

          The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Funds' portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable the Funds to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Funds' Prospectus for the Funds' portfolio turnover rates.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

          For the fiscal years ended March 31, 1995, March 31, 1996, and March 31, 1997, the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds paid brokerage commissions aggregating $141,290, $353,788 and $218,388; $16,669, $18,680 and $24,709; $28,296, $67,494 and $148,591; $50,724,
$68,004 and $47,519; and $41,638, $79,458 and $64,033, respectively.

          During the fiscal year ended March 31, 1997, the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds paid brokerage commissions aggregating $1,170, $3,111, $540, $450 and $1,490, respectively, to UST Securities, Inc., an affiliate of U.S. Trust. The percentage of total brokerage commissions paid by the Productivity Enhancers Fund to UST Securities, Inc. during the fiscal year ended March 31, 1997 was .54%; and the percentage of the total amount of the Fund's brokerage transactions involving the payment of commissions that was effected through UST Securities, Inc. during that year was
 .52%. The percentage of total brokerage commissions paid by the Environmentally-Related Products and Services Fund to UST Securities, Inc. during the fiscal year ended March 31, 1997 was 12.59%; and the percentage of the total amount of the Fund's brokerage transactions involving the payment of commissions that was effected through UST Securities, Inc. during that year was 15.76%. The percentage of total brokerage commissions paid by the Aging of America Fund to UST Securities, Inc. during the fiscal year ended March 31, 1997 was .36%; and the percentage of the total amount of the Fund's brokerage transactions involving the payment of commissions that was effected through UST Securities, Inc. during that year was .85%. The percentage of total brokerage commissions paid by the Communication and Entertainment Fund to UST Securities, Inc. during the fiscal year ended March 31, 1997 was .46%; and the percentage of the total amount of the Fund's brokerage transactions involving the payment of commissions that was effected through UST Securities, Inc. during that year was .59%. The percentage of total brokerage commissions paid by the Global Competitors Fund to UST Securities, Inc. during the fiscal year ended March 31, 1997 was 2.33%; and the percentage of the total amount of the Fund's brokerage transactions involving the payment of commissions that was effected through UST Securities, Inc. during that year was 2.70%.

          Transactions in domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

          The Investment Advisory Agreement between Excelsior Fund and the Investment Adviser provides that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of Excelsior Fund, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreement authorizes the Investment Adviser, to the extent permitted by law and subject to the review of Excelsior Fund's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Investment Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          To the extent that a Fund effects brokerage transactions with any broker-dealer affiliated directly or indirectly with U.S. Trust, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the shareholders of the Fund.

          Excelsior Fund is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by The Funds as of the close of the most recent fiscal year. As of March 31, 1997, the following Funds held the following securities of Excelsior Fund's regular brokers or dealers or their parents: (a) the Aging of America Fund held the following security: 15,000 shares of common stock of Dean Witter Discover & Co.; and (b) the Global Competitors Fund held the following security:
45,600 shares of common stock of Morgan Stanley Group, Inc.


                              INDEPENDENT AUDITORS
                              --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of Excelsior Fund. The Funds' Financial Highlights included in the Prospectus and the financial statements for the period ended March 31, 1997 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.

                                 COUNSEL
                                 -------

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of Excelsior Fund, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to Excelsior Fund and will pass upon the legality of the Shares offered by the Prospectus.


                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

          The following supplements the tax information contained in the Prospectus.

          Each Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, such Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on Municipal Securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          A Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Upon the sale or exchange of Shares, if the shareholder has not held such Shares for more than six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          A Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months (the "Short-Short Test"): (1) stock and securities

(as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to covered call options, if the call is exercised by the holder, the premium and the price received on exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. With respect to forward contracts, futures contracts, options on futures contracts, and other financial instruments subject to the "mark-to-market" rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months has elapsed between the date the contract, option or instrument was acquired and the termination date. Increases and decreases in the value of the forward contracts, futures contracts, options on futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the Short-Short Test is met.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

          As of the date of this Statement of Additional Information, new Federal tax legislation--the Taxpayer Relief Act of 1997 (the "TRA")--has been passed by the House of Representatives and the Senate, and is expected to be signed by the President. The TRA, if enacted as expected, will repeal the Short-Short Test (effective for each Fund's next fiscal year) and will change applicable rates and holding period rules for capital gains.

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations, the application of state and local taxes and changes in Federal tax rules under the TRA.


                            PERFORMANCE INFORMATION
                            -----------------------

          The Funds may advertise the "average annual total return" for its Shares. Such return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                           ERV
                    T = [(-----) to the first power divided by n - 1]
                            P

      Where:   T =  average annual total return.

               ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

               P =  hypothetical initial payment of $1,000.

               n =  period covered by the computation, expressed in years.


     Each Fund may also advertise the "aggregate total return" for its Shares which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                            ERV
               Aggregate Total Return = [(------)] - 1
                                            P


          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the total returns for the Shares of the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds for the one year period ended March 31, 1997 were 1.02%, 21.22%, 8.18%, 0.34% and 6.64%, respectively. The average annual total returns for the Shares of the Productivity Enhancers, Environmentally-Related Products and Services, Aging of America, Communication and Entertainment and Global Competitors Funds for the period from December 31, 1992 (commencement of operations) to March 31, 1997 were 10.21%, 7.17%, 10.68%, 12.94% and 13.18%, respectively.

          The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The total return of Shares of a Fund may be compared to that of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The
                                           ----- --------  ------  --------  ---
Wall Street Journal and The New York Times, or in publications of a local or
---- ------ ------- --- --- --- ---- -----
regional nature, may also be used in comparing the performance of a Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including, without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected each Fund's performance.

          The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund Shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund Shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and Shares of a Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of Excelsior Fund not belonging to a particular portfolio of Excelsior Fund. In determining a Fund's net asset value, assets belonging to the Fund are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of Excelsior Fund which are normally allocated in proportion to the relative asset values of Excelsior Fund's portfolios at the time of allocation. Subject to the provisions of Excelsior Fund's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

          As of July 14, 1997, U.S. Trust and its affiliates held of record substantially all of Excelsior Fund's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

          As of July 14, 1997, no person beneficially owned 5% or more of the outstanding Shares of a Fund.

                              FINANCIAL STATEMENTS
                              --------------------

          The audited financial statements and notes thereto in Excelsior Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1997 (the "1997 Annual Report") for the Funds are incorporated in this Statement of Additional Information by reference. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report for the Funds have been audited by Excelsior Fund's independent auditors, Ernst & Young LLP, whose reports thereon also appear in the 1997 Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the 1997 Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          "B" - Issues are regarded as having only a speculative capacity for timely payment.

          "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          "D" - Issues are in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers or related supporting institutions have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers or related supporting institutions have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuers or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a good capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.